Subsequent Events - Schedule of Pro Forma Information - Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from financial institutions	$ 29,858	$ 34,186	$ 45,963
Securities available for sale	197,905	199,613
Loans, net of allowance	14,268	16,528
Premises and equipment, net	14,400	16,313
LIABILITIES
Total deposits	968,918	942,475
Federal Home Loan Bank advances	65,200	37,726
Securities sold under agreements to repurchase	21,613	20,053
Subordinated debentures	29,427	29,427
SHAREHOLDERS' EQUITY
Total shareholders' equity	115,909	128,376	103,980
Pro Forma [Member] | TCNB Financial Corp [Member] | FCBC Financial Corp [Member]
ASSETS
Cash and due from financial institutions	22,898	27,481
Securities available for sale	205,819	208,082
Loans, net of allowance	978,802	921,597
Premises and equipment, net	16,285	18,317
LIABILITIES
Total deposits	1,059,286	1,032,755
Federal Home Loan Bank advances	62,589	37,726
Securities sold under agreements to repurchase	21,613	20,053
Subordinated debentures	29,427	29,427
SHAREHOLDERS' EQUITY
Total shareholders' equity	$ 114,548	$ 126,294